Reinhart Genesis PMV Fund

Schedule of Investments (Unaudited)
August 31, 2023

Description	Shares	Value
COMMON STOCKS - 95.5%
Consumer Discretionary - 18.3%
Carter's	129,250	$9,250,423
frontdoor (1)	408,105	13,394,005
Gentex	212,430	6,937,964
Grand Canyon Education (1)	104,400	12,240,900
Hillman Solutions (1)	1,403,000	12,697,150
Thor Industries	63,680	6,674,938
		61,195,380
Consumer Staples - 1.1%
Sprouts Farmers Market (1)	90,000	3,671,100
Financials - 26.7% (2)
1st Source	42,860	1,915,413
Air Lease, Class A	297,980	12,145,665
Assured Guaranty	193,000	11,356,120
First American Financial	111,000	6,846,480
First Citizens BancShares, Class A	14,030	19,086,411
First Hawaiian	475,490	8,991,516
International Bancshares	122,520	5,486,446
LPL Financial Holdings	13,500	3,112,965
White Mountains Insurance Group	5,300	8,420,057
Wintrust Financial	151,100	11,726,871
		89,087,944
Health Care - 10.0%
AdaptHealth (1)	828,000	9,878,040
Encompass Health	97,920	6,956,237
Lantheus Holdings (1)	173,000	11,840,120
Premier, Class A	212,310	4,571,034
		33,245,431
Industrials - 15.7%
GMS (1)	95,562	6,626,269
GXO Logistics (1)	110,000	7,036,700
Insperity	144,830	14,675,624
MAXIMUS	40,000	3,232,800
TriNet Group (1)	72,000	7,986,960
U-Haul Holding, Series N	245,187	13,053,756
		52,612,109
Information Technology - 13.3%
ACI Worldwide (1)	487,000	11,824,360
ASGN (1)	110,000	9,037,600
Euronet Worldwide (1)	105,000	9,172,800
FormFactor (1)	190,000	6,710,800
PAR Technology (1)	177,375	7,712,265
		44,457,825
Materials - 2.4%
Element Solutions	397,000	8,186,140
Real Estate - 8.0%
Alexander & Baldwin - REIT	501,836	9,038,067
Marcus & Millichap	300,060	9,991,998
Ryman Hospitality Properties - REIT	90,440	7,690,113
		26,720,178
TOTAL COMMON STOCKS
(Cost $276,357,429)		319,176,107

MONEY MARKET FUND - 4.3%
First American Treasury Obligations Fund, Class X, 5.26% (3)
(Cost $14,278,242)	21,313,612	14,278,242

Total Investments - 99.8%
(Cost $290,635,671)		333,454,349
Other Assets and Liabilities, Net - 0.2%		553,968
Total Net Assets - 100.0%		$334,008,317

(1) Non-income producing security.
(2) As of August 31, 2023, the Fund had a significant portion of its assets invested in the financials sector.  The financials sector may be more greatly impacted by the performance of the overall economy, interest rates, competition, and consumer confidence spending.

(3) The rate shown is the annualized seven-day effective yield as of August 31, 2023.
REIT - Real Estate Investment Trust

The Global Industry Classification Standard ("GICS"®) was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor's Financial Services LLC ("S&P").  GICS is a service mark of MSCI and S&P and has been licensed for use.

Summary of Fair Value Exposure

The Fund has adopted fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosure about the various inputs and valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below.

Level 1 - Quoted prices in active markets for identical assets or liabilities.

Level 2 - Observable inputs other than quoted prices included in Level 1. These inputs may include quoted prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Significant unobservable inputs for the asset or liability, representing the Fund's view of assumptions a market participant would use in valuing the asset or liability.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's securities as of August 31, 2023:

	Level 1	Level 2	Level 3	Total
Common Stocks	$319,176,107	$-	$-	$319,176,107
Money Market Fund	14,278,242	-	-	14,278,242
Total Investments	$333,454,349	$-	$-	$333,454,349

Refer to Schedule of Investments for further information on the classification of investments.